Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Stock Repurchase Program [Member]	Indiana Harbor [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Indiana Harbor [Member]	Capital In Excess Of Par Value [Member] USD ($)	Capital In Excess Of Par Value [Member] SunCoke Energy, Inc. [Member] USD ($)	Capital In Excess Of Par Value [Member] Indiana Harbor [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] Postretirement Benefit Plans [Member] USD ($)	Common Stock Held In Treasury [Member] USD ($)	Common Stock Held In Treasury [Member] Stock Repurchase Program [Member]	Common Stock Held In Treasury [Member] Indiana Harbor [Member]	Common Stock Held In Treasury [Member] Contribution To Pension Plans [Member]	Non-Controlling Interests [Member] USD ($)	Non-Controlling Interests [Member] SunCoke Energy, Inc. [Member] USD ($)	Non-Controlling Interests [Member] Indiana Harbor [Member] USD ($)	Other Treasury Share Reissued [Member]
Balance at Dec. 31, 2008				$ 281		$ 1,667			$ 6,010	$ (477)		$ 4,639				$ 438
Balance (in shares) at Dec. 31, 2008				281,141,000
Balance (in shares) at Dec. 31, 2008												164,263,000
Net income (loss)	(200)								(329)							129
Other comprehensive loss:
Reclassifications of settlement and curtailment losses and prior service cost and actuarial loss amortization to earnings										95
Retirement benefit plans funded status adjustment											48
Net hedging gains (losses)										(9)
Reclassifications of net hedging losses to earnings										13
Net increase (decrease) in unrealized gain (loss) on available-for-sale securities										1
Cash dividends and distributions									(140)							(94)
Issued under stock-based incentive plans (in shares)				65,000
Net increase in equity related to unissued shares under stock-based incentive plans						9
Contribution to pension plans (in shares)																			(2,000)
Net proceeds from Sunoco Logistics Partners L.P. public equity offering (Note 16)						22										88
Other						5										1
Balance at Dec. 31, 2009				281		1,703			5,541	(329)		4,639				562
Balance (in shares) at Dec. 31, 2009				281,206,000
Balance (in shares) at Dec. 31, 2009												164,261,000
Net income (loss)	428								234							194
Other comprehensive loss:
Reclassifications of settlement and curtailment losses and prior service cost and actuarial loss amortization to earnings										51
Retirement benefit plans funded status adjustment											29
Net hedging gains (losses)										(3)
Reclassifications of net hedging losses to earnings										1
Net increase (decrease) in unrealized gain (loss) on available-for-sale securities										2
Cash dividends and distributions									(73)							(123)
Issued under stock-based incentive plans (in shares)				57,000
Net increase in equity related to unissued shares under stock-based incentive plans						12
Contribution to pension plans (in shares)															3,593,000
Contribution to pension plans						(161)						(251)
Distribution in connection with modification of incentive distribution rights (Note 16)	121					75										(121)
Net proceeds from Sunoco Logistics Partners L.P. public equity offering (Note 16)						76										162
Noncontrolling interest	80															80
Other (in shares)				2,000
Other (in shares)												2,000
Other						(6)						(1)				(1)
Balance at Dec. 31, 2010	3,799			281		1,699			5,702	(249)		4,387				753
Balance (in shares) at Dec. 31, 2010				281,265,000
Balance (in shares) at Dec. 31, 2010	160,669,942											160,670,000
Net income (loss)	(1,509)								(1,684)							175
Other comprehensive loss:
Reclassifications of settlement and curtailment losses and prior service cost and actuarial loss amortization to earnings										43
Retirement benefit plans funded status adjustment											(55)
Net hedging gains (losses)										1
Reclassifications of net hedging losses to earnings										2
Cash dividends and distributions									(71)							(122)
Purchases for treasury (in shares)													14,412,000
Purchases for treasury												500
Issued under stock-based incentive plans (in shares)				308,000
Issued under stock-based incentive plans						5
Net increase in equity related to unissued shares under stock-based incentive plans						15
Noncontrolling interest	20		(24)					(6)								20		(24)
Other (in shares)					351,000
SunCoke Energy, Inc. initial public offering (Note 16)							80										112
Other (in shares)														30,000
Issuance of Sunoco Logistics Partners L.P. deferred distribution units (Note 16)						7										(12)
Other				1		11						2				5
Balance at Dec. 31, 2011	$ 1,800			$ 282		$ 1,811			$ 3,947	$ (258)		$ 4,889				$ 907
Balance (in shares) at Dec. 31, 2011				281,924,000
Balance (in shares) at Dec. 31, 2011	175,112,126											175,112,000